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WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Investment Objective
The WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration (the “Index”).

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Management Fees	0.23%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.23%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.
This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund | WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund | USD ($)	24	74	130	293

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio, including TBA Transactions (as defined below), and 33% of the average value of its portfolio (excluding TBA Transactions).

Principal Investment Strategies of the Fund
The Fund employs a “passive management”
–
or indexing
–
investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.
The Index is designed to provide long exposure to the Bloomberg Barclays U.S. Aggregate Bond Index while seeking to manage interest rate risk through the use of short positions in U.S. Treasury securities (“U.S. Treasuries”). The Index is comprised of a long portfolio and short portfolio. The “long portfolio” of the Index intends to replicate the Bloomberg Barclays U.S. Aggregate Bond Index, which broadly captures the U.S. investment grade, fixed income securities market and is comprised of U.S. Treasuries and U.S. Government-related bonds (
e.g.
, obligations of the U.S. Government or its agencies or instrumentalities), corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The “short portfolio” of the Index holds short positions in U.S. Treasuries (or futures providing exposure to U.S. Treasuries in the case of the Fund) that seek to correspond to a duration exposure matching the duration of the long portfolio, with a targeted total duration exposure of approximately zero years (
e.g.
, if the average duration of bonds in the long portfolio is approximately five years, the short portfolio will seek an average duration of approximately five years among its short holdings of U.S. Treasuries, with an aggregate targeted duration of Index holdings of approximately zero years). Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates.
The Index methodology weights the short exposure to U.S. Treasuries of differing maturities in an attempt to offset the sensitivity of the long exposure to overall moves in interest rate. Additionally, the Index seeks to mitigate, to the extent possible, relative moves in interest rates across the yield curve. The long portfolio and short portfolio of the Index are rebalanced on a monthly basis to where the dollar amount of the long portfolio’s bond positions is approximately equivalent to the dollar amount of the short exposure achieved within the short portfolio.
The Index is designed to have greater returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are rising significantly. Conversely, the Index is designed to have lower returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are falling significantly.
A significant portion of the bonds represented in the long portion of the Index are U.S. agency mortgage-backed pass-through securities. U.S. agency mortgage-backed pass-through securities are securities issued by entities such as Government National Mortgage Association (“GNMA”) and Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Fund will receive pools, but instead will participate in rolling TBA Transactions. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short term instruments.
In seeking to track the short portfolio of the Index, the Fund will invest in short positions in futures contracts on U.S. Treasuries. The Fund may also short U.S. Treasuries.
To the extent the Index concentrates (
i.e.
, holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
■
Hedging Risk.
The Index seeks to mitigate the potential negative impact of using U.S. Treasury rates on the performance of bonds in the long portfolio of the Index. The Index’s short positions in U.S. Treasuries, as well as the Fund’s holdings to obtain such exposure, are not intended to mitigate credit risk or mitigate changes in bond values associated with investor perceptions regarding, or premiums placed on, credit risk (
i.e.
, credit risk premiums) or otherwise mitigate risks associated with other factors influencing the price of such bonds, which may have a greater impact than rising or falling interest rates. There is no guarantee that the short positions will completely eliminate the interest rate risk of the long bond positions. The Index’s short positions also may fail to provide the targeted duration in light of changes in the shape of the U.S. Treasury curve. The interest rate profile between the long and short exposures of the Index and Fund could also evolve significantly between monthly rebalancing. This could lead to temporary dislocations between the Fund’s intended and actual sensitivity to interest rates, which could impact performance. There may also be significant differences between the bond markets and U.S. Treasury markets (including futures markets for U.S. Treasuries) that could result in the Fund’s short positions performing ineffectively, exacerbating losses or causing greater tracking error. In addition, when interest rates fall, an unhedged investment in the same long portfolio of bonds will outperform the Fund.

■
Investment Risk.
As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■
Market Risk.
The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States and foreign countries. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time.

■
Shares of the Fund May Trade at Prices Other Than NAV.
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■
Cash Redemption Risk.
The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■
Counterparty and Issuer Credit Risk.
The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■
Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■
Derivatives Risk.
The Fund invests in derivatives, including as a substitute to gain short exposure to U.S. Treasuries. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of futures contracts. With respect to futures contracts and short exposure through futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time. In addition, while the Fund may short securities such as U.S. Treasuries, the Fund’s anticipated short exposure through derivative instruments may lead to less correlation with the Index.

■
Geopolitical Risk.
Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
■
Index and Data Risk.
The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Interest Rate Risk. Interest rate risk with respect to the Fund is the risk that short exposure to fixed income securities will decline in value because of decreases in interest rates.
■
Investment Style Risk.
The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■
Mortgage- and Asset-Backed Securities Risk.
Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Default or bankruptcy of a counterparty to a mortgage-related transaction would expose the Fund to possible loss.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.
■
Non-Diversification Risk.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■
Portfolio Turnover Risk.
The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■
Short Sales Risk.
The Fund will engage in “short sale” transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund also may enter into short positions in U.S. Treasuries as well as a short derivative position through futures contracts on U.S. Treasuries. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. The risk of loss on a shorted position arises from the increase in value of the security sold short and is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. Further, in times of unusual or adverse economic, market or political conditions, the Fund may not be able to fully or partially implement its short selling strategy.

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TBA Transactions Risk.
The Fund may enter into “TBA Transactions” for mortgage-backed securities. There can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA Transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. At the time of its acquisition, a TBA security may be valued at less than the purchase price.

■
U.S. Treasury Exposure Risk.
The methodology used to select U.S. Treasuries for the Index (or U.S. Treasuries or U.S. Treasury futures, in the case of the Fund) for different maturities within the short exposure could produce performance that is dissimilar from other U.S. Treasuries of similar maturities. For example, unique supply and demand conditions could create a market whereby selected U.S. Treasuries or positions trade either more or less expensively than other U.S. Treasuries or positions of the same maturity, which could negatively impact the performance of the Fund.

■
Yield Curve Risk.
The Index and Fund will have short exposure to U.S. Treasuries with different maturity dates and weightings. Interest rates do not change uniformly for U.S. Treasuries of differing lengths of maturity in response to market and economic conditions. For example, interest rates for shorter maturity U.S. Treasuries may rise or fall more or less than interest rates for longer maturity U.S. Treasuries and rates may rise for U.S. Treasuries of certain maturities but fall for U.S. Treasuries of different maturities. Changes in interest rates among U.S. Treasuries with different maturities could impact returns produced both by the long exposures and short exposures of the Index and Fund in different ways, which could lead to unexpected performance, including Fund losses. The methodology of the Index and the investment approach of the Fund seek to address this risk, but are subject to the constraints of providing the desired overall interest rate profile and evolving market conditions, and there is no guarantee that any such risk will be reduced or the desired outcome will occur.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is
a
vailable online on the Fund’s website at www.wisdomtree.com.

Total Return

The Fund’s year-to-date total return as of September 30, 2020 was (0.65)%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	1.59%	1Q/2019
Lowest Return	(0.93)%	3Q/2015

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plansor individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2019
Average Annual Total Returns - WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	1 Year	5 Years	Since Inception	Inception Date
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	4.59%	1.72%	1.50%	Dec. 18, 2013
Return After Taxes on Distributions | WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	3.38%	0.76%	0.58%	Dec. 18, 2013
Return After Taxes on Distributions and Sale of Fund Shares | WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	2.70%	0.88%	0.73%	Dec. 18, 2013
Bloomberg Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration (Reflects no deduction for fees, expenses or taxes)	4.10%	1.88%	1.81%	Dec. 18, 2013